SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation
(a)
Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Holdings' consolidated financial positions, statement of stockholders' equity, statements of comprehensive income and cash flows for the periods presented. Adjustments consist of normal, recurring entries. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S.GAAP”) for complete financial statements. The December 31, 2012 balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Holdings' 2012 annual report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).

Principles of consolidation
(b)
Principles of consolidation: The accompanying interim condensed consolidated financial statements include the accounts of Navios Holdings, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.

Subsidiaries: Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill. All subsidiaries included in the consolidated financial statements are 100% owned, except for Navios Logistics, which is 63.8% owned.
Investments in Affiliates: Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of shares qualifies as a sale of shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Affiliates included in the financial statements accounted for under the equity method
In the consolidated financial statements of Navios Holdings, the following entities are included as affiliates and are accounted for under the equity method for such periods during which such entities were affiliates of Navios Holdings: (i) Navios Partners and its subsidiaries (ownership interest as of June 30, 2013 was 23.4%, which includes a 2% general partner interest); (ii) Navios Acquisition and its subsidiaries (ownership interest as of June 30, 2013 was 51.6%) and (iii) Acropolis Chartering and Shipping Inc. (ownership interest as of June 30, 2013 was 50%).

Use of estimates
(c)
Use of estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the carrying value of investments in affiliates, the selection of useful lives for tangible assets, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes, pension benefits, and contingencies. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

Vessel, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net
(d)
Vessel, Port Terminals, Tanker Vessels, Barges, Pushboats and Other Fixed Assets, net: Vessels, port terminals, tanker vessels, barges, pushboats and other fixed assets acquired as parts of business combinations or asset acquisitions are recorded at fair value on the date of acquisition. Vessels constructed by the company would be stated at historical cost, which consists of the contract price, capitalized interest and any material expenses incurred upon acquisition (improvements and delivery expenses). Subsequent expenditures for major improvements and upgrades are capitalized, provided they appreciably extend the life, increase the earnings capability or improve the efficiency or safety of the vessels. The cost and related accumulated depreciation of assets retired or sold are removed from the accounts at the time of sale or retirement and any gain or loss is included in the accompanying consolidated statements of income.

Expenditures for routine maintenance and repairs are expensed as incurred.
Depreciation is computed using the straight line method over the useful life of the vessels, port terminals, tanker vessels, barges, push boats and other fixed assets, after considering the estimated residual value.

Annual depreciation rates used, which approximate the useful life of the assets are:

Vessels 25 years
Port facilities and transfer station 3 to 40 years
Tanker vessels, barges and push boats 15 to 44 years
Furniture, fixtures and equipment 3 to 10 years
Computer equipment and software 5 years
Leasehold improvements shorter of lease term or 6 years

Management estimates the residual values of our dry bulk vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight tons (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the Company's vessels, the estimated scrap value per LWT was increased to $340. This change in accounting estimates did not materially affect the statements of income and the loss per share of the Company in the three month period and six month period ended June 30, 2013.
Management estimates the useful life of its vessels to be 25 years from the vessel's original construction. However, when regulations place limitations on the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective. An increase in the useful life of a vessel or in its residual value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or in its residual value would have the effect of increasing the annual depreciation charge.

Income taxes
(e)	Income taxes:
The Company is a Marshall Islands corporation. Pursuant to various treaties and the United States Internal Revenue Code, the Company believes that substantially all its operations are exempt from income taxes in the Marshall Islands and United States of America. The tax expense reflected in the Company's condensed consolidated financial statements was mainly attributable to Navios Logistics' subsidiaries in South America, which are subject to income taxes in some of the countries in which they operate, mainly Argentina, Brazil and Paraguay. Navios Logistics' operations in Uruguay and Panama are exempt from income taxes. As per the tax laws of the countries in which Navios Logistics operates that are subject to income taxes, the provisions for income taxes have been computed on a separate return basis (i.e., Navios Logistics does not prepare a consolidated income tax return). All income tax payments are made by the subsidiaries as required by the respective tax laws.
During the six month period ended June 30, 2013, Navios Logistics decided to merge certain subsidiaries in Paraguay. As a result of the expected merger, Navios Logistics will distribute specifically identified earnings, which will be offset by retained net losses of $43,475. Navios Logistics' decision to merge the subsidiaries resulted in a one-off income tax benefit in deferred income tax of $4,278. The 2013 estimated annual tax rate that is applied to ordinary income of the Paraguayan subsidiaries is 10%.

Recent Accounting Pronouncements
(f)	Recent Accounting Pronouncements:
Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income
        In February 2013, the Financial Accounting Standards Board (“FASB”) issued amended standards requiring additional disclosures for other comprehensive income. The amended standards require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. The amendments apply to all entities that issue financial statements that are presented in conformity with U.S. GAAP and that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods presented, including interim periods. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012. The adoption of the new standard did not have impact on Navios Holdings' condensed consolidated financial statements.

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